Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
SA U.S. Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Fixed Income Fund
Class Name	SA U.S. Fixed Income Fund
Trading Symbol	SAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 472,390,142
Holdings Count | Holdings	83
Advisory Fees Paid, Amount	$ 327,816
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$472,390,142
# of Portfolio Holdings	83
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$327,816

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
U.S. Government & Agency Obligations	53.6%
Corporate Bonds and Notes	29.8
Yankee Corporate Bonds and Notes	16.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Global Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA Global Fixed Income Fund
Class Name	SA Global Fixed Income Fund
Trading Symbol	SAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 582,877,817
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 741,570
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$582,877,817
# of Portfolio Holdings	122
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$741,570

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
Sovereign Bonds and Notes	39.7%
Corporate Bonds and Notes	35.4
U.S. Government & Agency Obligations	24.9

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
United States	41.2%
Supranational	16.0
Canada	12.8
Australia	9.7
France	7.8
Norway	2.7
Sweden	2.1
Finland	1.9
New Zealand	1.8
Others	4.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Core Market Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Core Market Fund
Class Name	SA U.S. Core Market Fund
Trading Symbol	SAMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 687,202,038
Holdings Count | Holdings	888
Advisory Fees Paid, Amount	$ 1,410,452
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$687,202,038
# of Portfolio Holdings	888
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$1,410,452

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	28.3%
Financials	16.4
Consumer Discretionary	11.6
Health Care	10.3
Communication Services	10.0
Industrials	9.3
Consumer Staples	6.6
Energy	2.8
Utilities	2.6
Materials	2.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Value Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Value Fund
Class Name	SA U.S. Value Fund
Trading Symbol	SABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 537,912,033
Holdings Count | Holdings	264
Advisory Fees Paid, Amount	$ 1,135,499
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$537,912,033
# of Portfolio Holdings	264
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,135,499

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	26.6%
Health Care	14.4
Energy	12.2
Industrials	11.7
Information Technology	9.0
Materials	7.8
Communication Services	7.7
Consumer Discretionary	5.5
Consumer Staples	4.4
Real Estate	0.7

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Small Company Fund
Class Name	SA U.S. Small Company Fund
Trading Symbol	SAUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 314,290,916
Holdings Count | Holdings	1,482
Advisory Fees Paid, Amount	$ 653,248
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$314,290,916
# of Portfolio Holdings	1,482
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$653,248

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Industrials	21.6%
Financials	20.8
Consumer Discretionary	15.4
Information Technology	11.9
Health Care	8.8
Materials	6.2
Consumer Staples	5.2
Energy	3.8
Utilities	3.4
Communication Services	2.1

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Value Fund
Shareholder Report [Line Items]
Fund Name	SA International Value Fund
Class Name	SA International Value Fund
Trading Symbol	SAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 521,387,029
Holdings Count | Holdings	435
Advisory Fees Paid, Amount	$ 1,241,973
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$521,387,029
# of Portfolio Holdings	435
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,241,973

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	33.9%
Energy	13.6
Consumer Discretionary	12.4
Materials	11.5
Industrials	9.1
Health Care	6.5
Consumer Staples	5.0
Communication Services	2.9
Real Estate	2.1
Information Technology	1.7

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
Japan	21.8%
United Kingdom	13.2
Canada	10.5
France	10.4
Switzerland	10.2
Germany	6.7
Australia	6.5
Netherlands	4.8
Denmark	2.9
Others	13.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA International Small Company Fund
Class Name	SA International Small Company Fund
Trading Symbol	SAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 240,427,861
Holdings Count | Holdings	1	[1]
Advisory Fees Paid, Amount	$ 320,055
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$240,427,861
# of Portfolio Holdings	1*
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$320,055

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of net assets)
DFA International Small Company Portfolio, Class Institutional *	100.0

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Value Fund
Class Name	SA Emerging Markets Value Fund
Trading Symbol	SAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Net Assets	$ 193,792,779
Holdings Count | Holdings	1,849
Advisory Fees Paid, Amount	$ 134,695
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$193,792,779
# of Portfolio Holdings	1,849
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$134,695

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	29.1%
Information Technology	13.7
Consumer Discretionary	12.7
Materials	11.4
Industrials	9.8
Energy	9.4
Health Care	3.6
Real Estate	3.6
Consumer Staples	2.6
Communication Services	2.5

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
China	28.2%
India	21.7
Taiwan	21.1
Korea	9.7
Brazil	3.3
South Africa	3.0
Mexico	1.9
Indonesia	1.9
United Arab Emirates	1.8
Others	7.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Real Estate Securities Fund
Shareholder Report [Line Items]
Fund Name	SA Real Estate Securities Fund
Class Name	SA Real Estate Securities Fund
Trading Symbol	SAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 125,719,510
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 180,849
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$125,719,510
# of Portfolio Holdings	135
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$180,849

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	38.0%
Retail REITs	15.8
Residential REITs	14.8
Health Care REITs	11.6
Industrial REITs	11.0
Office REITs	3.9
Hotel & Resort REITs	2.8
Diversified REITs	2.2

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Worldwide Moderate Growth Fund
Shareholder Report [Line Items]
Fund Name	SA Worldwide Moderate Growth Fund
Class Name	SA Worldwide Moderate Growth Fund
Trading Symbol	SAWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/ documents
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $36, or 0.70% when considering the acquired fund fees.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 21,417,808
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$21,417,808
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of net assets)
SA International Value Fund	20.1
SA U.S. Core Market Fund	16.7
SA U.S. Value Fund	16.6
SA U.S. Fixed Income Fund	15.2
SA Global Fixed Income Fund	15.2
SA Emerging Markets Value Fund	6.6
SA U.S. Small Company Fund	6.5
SA Real Estate Securities Fund	3.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents

[1]	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.
[2]	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $36, or 0.70% when considering the acquired fund fees.